Document and Entity Information	12 Months Ended
Feb. 29, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Oct 31, 2011
Registrant Name	ING SERIES FUND INC
Central Index Key	0000877233
Amendment Flag	false
Document Creation Date	Oct 15, 2012
Document Effective Date	Oct 15, 2012
Prospectus Date	Feb 29, 2012

ING SERIES FUND, INC.

ING Alternative Beta Fund

(“Fund”)

Supplement dated October 15, 2012

to the Fund’s Class A, Class B, Class C, Class I, and Class W Prospectus and

Statement of Additional Information each

dated February 29, 2012

On October 5, 2012, the Fund’s Board of Directors approved a proposal to liquidate the Fund on or about December 7, 2012. The Fund was closed to new investment effective October 12, 2012. Any contingent deferred sales charge that would be applicable on a redemption of the Fund’s shares shall be waived from October 12, 2012 to the date of liquidation. You will be receiving an additional communication from the Fund explaining the liquidation as well as providing information regarding your exchange options.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ING SERIES FUND INC
Prospectus Date	rr_ProspectusDate	Feb 29, 2012
Supplement [Text Block]	ingsfi3_SupplementTextBlock

ING SERIES FUND, INC.

ING Alternative Beta Fund

(“Fund”)

Supplement dated October 15, 2012

to the Fund’s Class A, Class B, Class C, Class I, and Class W Prospectus and

Statement of Additional Information each

dated February 29, 2012

On October 5, 2012, the Fund’s Board of Directors approved a proposal to liquidate the Fund on or about December 7, 2012. The Fund was closed to new investment effective October 12, 2012. Any contingent deferred sales charge that would be applicable on a redemption of the Fund’s shares shall be waived from October 12, 2012 to the date of liquidation. You will be receiving an additional communication from the Fund explaining the liquidation as well as providing information regarding your exchange options.

ING Alternative Beta Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ingsfi3_SupplementTextBlock

ING SERIES FUND, INC.

ING Alternative Beta Fund

(“Fund”)

Supplement dated October 15, 2012

to the Fund’s Class A, Class B, Class C, Class I, and Class W Prospectus and

Statement of Additional Information each

dated February 29, 2012

On October 5, 2012, the Fund’s Board of Directors approved a proposal to liquidate the Fund on or about December 7, 2012. The Fund was closed to new investment effective October 12, 2012. Any contingent deferred sales charge that would be applicable on a redemption of the Fund’s shares shall be waived from October 12, 2012 to the date of liquidation. You will be receiving an additional communication from the Fund explaining the liquidation as well as providing information regarding your exchange options.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ING SERIES FUND INC
Prospectus Date	rr_ProspectusDate	Feb 29, 2012
Document Creation Date	dei_DocumentCreationDate	Oct 15, 2012